Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

25.  Commitments and contingencies

(a)Capital commitments

Capital expenditures contracted for by the Group at the balance sheet date but not yet paid were as follows :

	31 December 2019	31 December 2018
	Successor (NFH)	Predecessor (HHH)

Contracted, but not provided for:
Property and equipment	398,189	643,175

(b)Operating lease commitments as of 31 December 2018

Future minimum rentals payable under non-cancellable operating leases as at 31 December 2018 (Predecessor) were as follows:

31 December 2018
Buildings:
- Within 1 year	194,603
- Within 1 year to 5 years	666,297
- Over 5 years	1,781,705
2,642,605

(c)	The Group has no lease contracts that have not yet commenced as at 31 December 2019.
(d)	Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.